Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Related Party Transactions 1	$ 143,122
Related Party Transactions 2	27,500
Related Party Transactions 3	94,440
Related Party Transactions 4	39,550
Related Party Transactions 5	1,000,000
Related Party Transactions 6	1,000,000
Related Party Transactions 7	$ 0.45
Related Party Transactions 8	2,014
Related Party Transactions 9	$ 1.00
Related Party Transactions 10	47,141
Related Party Transactions 11	196,156
Related Party Transactions 12	136,156
Related Party Transactions 13	60,000
Related Party Transactions 14	120,000
Related Party Transactions 15	60,000
Related Party Transactions 16	1,000,000
Related Party Transactions 17	1,000,000
Related Party Transactions 18	$ 0.45
Related Party Transactions 19	2,014
Related Party Transactions 20	$ 1.00
Related Party Transactions 21	47,141
Related Party Transactions 22	60,000
Related Party Transactions 23	1,000,000
Related Party Transactions 24	1,000,000
Related Party Transactions 25	$ 0.74
Related Party Transactions 26	732,886
Related Party Transactions 27	120,000
Related Party Transactions 28	45,000
Related Party Transactions 29	60,000
Related Party Transactions 30	143,122
Related Party Transactions 31	18,890
Related Party Transactions 32	94,440
Related Party Transactions 33	$ 0
Related Party Transactions 34	94,400